Significant Accounting Policies - Schedule of Concentration of Risk (Details) - Customer Concentration Risk [Member]		6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Customer A [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		15.00%				39.00%
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer B [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		18.00%					[1]
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer C [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		13.00%					[1]
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		13.00%			[1]
Customer D [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		12.00%					[1]
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage		15.00%			[1]
Customer E [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage			[1]			14.00%
Customer E [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage			[1]	17.00%
Customer F [Member] | Trade Receivable Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage	[1]
Customer F [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risk [Line Items]
Concentration of major customer risk percentage			[1]

[1]	Less than 10%